S-K 1602(a)(3) Forepart, Sponsor Compensation	Mar. 16, 2026 $ / shares shares
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	100,000
Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	102,344
Aggregate Purchase Private Placement Unit [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	175,000
EBC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
EBC [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	400,000
EBC [Member] | Over Allotment [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	437,500
EBC [Member] | Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,000,000
EBC [Member] | Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,375,000
EBC [Member] | Aggregate Purchase Private Placement Unit [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	191,406
Sponsors [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	125,000
Sponsors [Member] | Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	143,750